Note 14 - Employee Incentive Schemes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of options	Weighted average exercise price A$
Balance at December 31, 2021	8,878,800	0.29
Granted	3,840,000	0.96
Exercised	(90,000)	0.49
Lapsed	(222,500)	0.46
Balance at December 31, 2022	12,406,300	0.49

Share-Based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
Exercise price A$	Options	Weighted average remaining life in years	Options exercisable shares
0.50	721,000	0	721,000
0.33	35,000	1	35,000
0.50	216,300	1	216,300
0.20	2,364,666	1	2,364,666
0.25	2,364,667	2	2,364,667
0.30	2,364,667	2	2,364,667
0.30	500,000	2	500,000
0.92	1,920,000	2	1,920,000
1.00	1,920,000	2	1,920,000
	12,406,300		12,406,300

Schedule of Activity for Options Exercised [Table Text Block]
Period ending	Number of Options Exercised and Corresponding Number of Shares Issued	Weighted average exercise price A$	Proceeds Received (A$)
2022	90,000	0.49	43,900
2021	216,650	0.35	75,125

Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]
	Feb-21	Aug-21	Dec-21	Oct-22	Nov-22
Exercise Price (A$)	0	0	0	0	0
Share Price at Grant Date (A$)	0.41	0.77	0.81	0.25	0.25
Volatility	63%	64%	63%	66%	67%
Maximum Life (years)	0.92	3.60	1.07	2.47	1.19
Risk-Free Interest rate	0.25%	0.12%	0.57%	3.19%	3.16%
Fair Value (A$)	0.39	0.77	0.81	0.25	0.25

Share-Based Payment Arrangement, Performance Shares, Outstanding Activity [Table Text Block]
	Number of rights	Weighted average exercise price A$
Balance at December 31, 2021	7,275,000	0
Granted	1,555,000	0
Balance at December 31, 2022	8,830,000	0

Share-Based Payment Arrangement, Performance Shares, Activity [Table Text Block]
Exercise price A$	Rights	Weighted average remaining life in years	Rights exercisable shares
0	525,000	0	0
0	6,750,000	2	0
0	750,000	2	0
0	805,000	1	0
	8,830,000		0